Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenues	$ 761,319	$ 478,520	$ 460,739
Cost of revenues	307,713	236,493	388,265
Amortization of intangible assets	428,434	428,431	470,773
Gross loss (income)	(25,172)	186,404	398,299
Operating expenses:
Research and development	926,697	987,444	1,090,295
Less - research and development grants	(525,838)	(256,423)	(314,652)
Research and development, net	400,859	731,021	775,643
Sales and marketing	673,986	673,983	550,008
General and administrative	1,414,370	1,319,239	1,297,711
Goodwill impairment	265,089		161,381
Total operating expenses	2,754,304	2,724,243	2,784,743
Operating loss	2,729,132	2,910,647	3,183,042
Financial expenses (income), net	9,814,605	1,042,358	(1,210,484)
Net loss	$ 12,543,737	$ 3,953,005	$ 1,972,558
Net loss per ordinary share:
Basic and diluted net loss per ordinary share (in Dollars per share)	$ 0.49	$ 0.16	$ 0.09
Weighted average number of ordinary shares used in computing basic and diluted net loss per ordinary share (in Shares)	25,581,000	24,071,186	23,142,850